Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 2,828	$ 1,805
Accrued loan interest	2,244	1,981
Accrued legal and professional fees	252	889
Accrued bonus	110	4,125
Total accrued expenses	$ 5,434	$ 8,800